GILMORE & BELL

A Professional Corporation

2405 Grand Boulevard, Suite 1100

Kansas City, Missouri 64108

Telephone: (816) 221-1000

Facsimile: (816) 221-1018

June 20, 2006

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AVAX Technologies, Inc.
Proxy Statement

Dear Sir/Madam:

Filed today with this letter via EDGAR is the Preliminary Proxy Statement of AVAX Technologies, Inc. for the Annual Meeting of Stockholders to be held on August 1, 2006. The Corporation expects to mail its Proxy Statement on or about June 30, 2006.

A copy of the 2006 Equity Incentive Plan is attached to the Proxy Statement as Exhibit A. If the Company’s stockholders approve the plan, the Company will file a Registration Statement on Form S-8 with the Commission as soon as practicable after the Annual Meeting of Stockholders in order to register the securities issuable under the Plan.

If you have any questions, please contact the undersigned or Joshua C. Ditmore of our office at (816) 218-7548 or (816) 218-7528, respectively.

Sincerely,

Richard M. Wright, Jr.

RMW:lcr

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